Equity-method investees - Summary of Changes in Carrying Amount of Equity-method investees (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	€ 44,522	€ 40,089
Acquisition of non-controlling interests	461	288
Share of profit for the year	356	3,561	€ 1,455
Share of other comprehensive income	(784)	2,328	(373)
Dividends received	(3,697)	(1,744)
Share capital reduction	(3,156)
Effect of translation adjustments	(6)
Ending balance	37,696	44,522	40,089
Nars Miami LLC [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	4	98
Share of profit for the year	431	152
Share of other comprehensive income		8
Dividends received		(254)
Effect of translation adjustments	(4)
Ending balance	431	4	98
Natuzzi Store (UK) Ltd [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	18
Acquisition of non-controlling interests		18
Share of profit for the year	36
Effect of translation adjustments	(2)
Ending balance	52	18
Foundation "Made in Italy circolare e sostenibile" [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Acquisition of non-controlling interests	8
Ending balance	8
Natuzzi Trading (Shanghai) Co., Ltd [member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	44,230	39,991
Share of profit for the year	436	3,409
Share of other comprehensive income	(784)	2,320
Dividends received	(3,697)	(1,490)	(2,335)
Share capital reduction	(3,156)
Ending balance	37,029	44,230	€ 39,991
Natuzzi Texas LLC [Member]
Disclosure Of Investments Accounted For Using Equity Method [Line Items]
Beginning balance	270
Acquisition of non-controlling interests	453	270
Share of profit for the year	(547)
Ending balance	€ 176	€ 270